Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants (Details)	12 Months Ended
Dec. 31, 2020
BSPCE2012
Disclosure Of Subscription Warrants [Line Items]
Maturity	May 20, 2020
BSPCE2014
Disclosure Of Subscription Warrants [Line Items]
Maturity	January 22, 2024
BSA2012
Disclosure Of Subscription Warrants [Line Items]
Maturity	May-2020
BSA2014
Disclosure Of Subscription Warrants [Line Items]
Maturity	January-2024
BSA2016
Disclosure Of Subscription Warrants [Line Items]
Maturity	Depending of the grant dateOctober-2021January-2022
BSA2016 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Vesting period	1 year
BSA2016 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Vesting period	2 years
BSA2017
Disclosure Of Subscription Warrants [Line Items]
Maturity	Depending of the grant dateJune-2022January-2023
BSA2017 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Vesting period	1 year
BSA2017 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Vesting period	2 years
BSA2017 | Tranche three
Disclosure Of Subscription Warrants [Line Items]
Vesting period	3 years
BSA2019
Disclosure Of Subscription Warrants [Line Items]
Maturity	October-2022
BSA2019 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Vesting period	2 years